Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Moderate Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 53.4%
Penn Series Flexibly Managed Fund*	136,030	$15,652,937
Penn Series Index 500 Fund*	609,758	36,372,054
Penn Series Large Cap Growth Fund*	38,925	1,730,211
Penn Series Large Cap Value Fund*	92,194	5,314,085
Penn Series Large Core Growth Fund*	48,604	1,717,672
Penn Series Large Core Value Fund*	91,953	3,500,640
Penn Series Large Growth Stock Fund*	52,720	5,114,936
Penn Series Mid Cap Growth Fund*	95,368	3,481,886
Penn Series Mid Core Value Fund*	165,362	7,026,236
Penn Series Real Estate Securities Fund*	192,175	6,812,619
Penn Series Small Cap Index Fund*	89,774	3,543,358
Penn Series SMID Cap Growth Fund*	33,889	1,772,063
Penn Series SMID Cap Value Fund*	40,255	1,784,083
TOTAL AFFILIATED EQUITY FUNDS (Cost $66,752,827)		93,822,780

AFFILIATED FIXED INCOME FUNDS — 37.0%
Penn Series High Yield Bond Fund*	341,733	7,032,865
Penn Series Limited Maturity Bond Fund*	342,232	5,280,641
Penn Series Quality Bond Fund*	3,012,117	52,772,298
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $58,759,015)		65,085,804

AFFILIATED INTERNATIONAL EQUITY FUNDS — 9.0%
Penn Series Developed International Index Fund*	374,592	8,855,346
Penn Series Emerging Markets Equity Fund*	125,028	1,746,636
Penn Series International Equity Fund*	119,443	5,231,626
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $11,996,609)		15,833,608
TOTAL INVESTMENTS — 99.4% (Cost $137,508,451)		$174,742,192
Other Assets & Liabilities — 0.6%		1,072,514
TOTAL NET ASSETS — 100.0%		$175,814,706

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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